Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,902	$ 4,303
Less: accumulated depreciation and amortization	(2,619)	(1,034)
Property, Plant and Equipment, Net, Total	10,283	3,269
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,637	1,603
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,382	429
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,883	$ 2,271